INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Components of (Loss) Income from Continuing Operations before Income Taxes

For financial reporting purposes, (loss) income from continuing operations before income taxes includes the following components:

	Years Ended December 31,
	2017	2016	2015
Canada	$8,602	$—	$—
United States	(65,071)	(66,384)	(47,877)
Foreign	34,592	33,461	22,021

Loss from continuing operations before income taxes	$(21,877)	$(32,923)	$(25,856)

Components of Income Tax Expense

Income tax expense includes income and withholding taxes incurred in the following jurisdictions:

	Years Ended December 31,
	2017	2016	2015
Current:
Canada	$—	$—	$—
United States	—	430	602
Foreign	7,652	11,162	13,490

	7,652	11,592	14,092

Deferred:
Canada	$—	$—	$—
United States	—	—	—
Foreign	529	(3,950)	1,119

	529	(3,950)	1,119

Total income tax expense	$8,181	$7,642	$15,211

Schedule of Effective Income Tax Reconciliation

The reconciliation between income tax expense from continuing operations and the income tax expense that results from applying the Canadian federal statutory rate of 25 percent to consolidated pre-tax earnings is as follows:

	Years Ended December 31,
	2017	2016	2015
Income tax expense (benefit) at Canadian federal rate	$(5,469)	$(8,231)	$(6,464)
Earnings attributable to non-tax paying entities	8,597	17,261	12,668
Foreign rate differential	(1,996)	160	(672)
Change in valuation allowance	(23,050)	(5,472)	4,058
Effect of intercompany asset transfer	25,987	—	—
Impact of U.S. federal tax rate change	5,068	—	—
Foreign withholding tax incurred	692	2,681	1,071
Withholding taxes on unrepatriated foreign earnings	2,215	(38)	3,234
Inflation adjustment	(1,333)	(1,655)	(726)
Permanent adjustments	(3,001)	2,707	1,143
Other—net	471	229	899

Total	$8,181	$7,642	$15,211

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016
Intangible assets	$11,833	$1,539
Fixed assets	2,614	4,111
Bad debt allowance	4,250	2,490
NOL and foreign tax credit carryforwards	33,075	62,232
Accrued liabilities	6,141	10,363
Inventory valuation	1,247	1,114
Transaction costs	1,994	—
Other	2,277	2,024

Subtotal	$63,431	$83,873
Less: valuation allowance	(50,881)	(66,546)

Total net deferred tax assets	$12,550	$17,327

Intangible assets	$—	$(517)
Fixed assets	(2,853)	(8,753)
Withholding taxes on unrepatriated foreign earnings	(13,017)	(10,801)

Total deferred tax liabilities	$(15,870)	$(20,071)

Net deferred tax liability	$(3,320)	$(2,744)

Open Tax Years by Jurisdiction	As of December 31, 2017, the following are the open tax years by jurisdiction:

New Zealand	2013 – 2017
Bolivia	2013 – 2017
United States	2014 – 2017
Canada	2015 – 2017

Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2017	2016	2015
Income and withholding tax paid	$11,628	$19,608	$23,448